Segment Information	12 Months Ended
Dec. 31, 2019
Segment Information
Segment Information

19. Segment Information

The Company currently operates in three principal business segments globally — Portal advertising, Weibo and Fintech. Information regarding the business segments provided to the Company’s chief operating decision makers (“CODM”) are at the revenue or gross margin level. The Company currently does not allocate operating expenses or assets to its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments of Portal advertising and Fintech. The Company currently does not allocate other long-lived assets to the geographic operations, except for property and equipment.

The following tables present summary information by segment:

For the Year Ended December 31, 2017:

	Portal
	advertising	Fintech[1]	Subtotal	Weibo	Elimination[2]	Total
	(In thousands, except percentages)
Net revenues	$320,473	$122,535	$443,008	$1,150,054	$(9,178)	$1,583,884
- Advertising	320,473	—	320,473	996,745	(5,352)	1,311,866
- Non-advertising	—	122,535	122,535	153,309	(3,826)	272,018
Costs of revenues	121,278	65,733	187,011	231,255	(4,129)	414,137
Gross margin	62%	46%	58%	80%		74%
Operating expenses:
Sales and marketing			$138,368	$275,537	$(5,049)	$408,856
Product development			73,999	193,393	—	267,392
General and administrative			62,608	42,315	—	104,923
Total operating expenses			$274,975	$511,245	$(5,049)	$781,171
Income (loss) from operations			(18,978)	407,554	—	388,576
Interest and other income, net			29,436	13,260		42,696
Income (loss) from equity method investments, net			(17,100)	1,030		(16,070)
Realized gain on long-term investments			131,993	14		132,007
Investment related impairment			(118,223)	(4,747)		(122,970)
Income before income tax expense			7,128	417,111		424,239
Income tax expense			(7,930)	(66,746)		(74,676)
Net income (loss)			$(802)	$350,365		$349,563

For the Year Ended December 31, 2018:

	Portal
	advertising	Fintech[1]	Subtotal	Weibo	Elimination[2]	Total
	(In thousands, except percentages)
Net revenues	$290,215	$111,412	$401,627	$1,718,518	$(11,818)	$2,108,327
- Advertising	290,215	—	290,215	1,499,180	(110)	1,789,285
- Non-advertising	—	111,412	111,412	219,338	(11,708)	319,042
Costs of revenues	117,600	68,500	186,100	277,648	(11,708)	452,040
Gross margin	59%	39%	54%	84%		79%
Operating expenses:
Sales and marketing			$172,648	$527,424	$(110)	$699,962
Product development			96,069	249,873	—	345,942
General and administrative			76,429	43,755	—	120,184
Goodwill and acquired intangibles impairment			12,691	10,554	—	23,245
Total operating expenses			$357,837	$831,606	$(110)	$1,189,333
Income (loss) from operations			(142,310)	609,264	—	466,954
Interest and other income, net			25,547	43,808		69,355
Income (loss) from equity method investments, net			1,063	57		1,120
Realized gain (loss) on long-term investments			3,016	(287)		2,729
Fair value changes through earnings on investments, net			56,459	40,074		96,533
Investment related impairment			(57,207)	(24,074)		(81,281)
Income (loss)before income tax expense			(113,432)	668,842		555,410
Income tax expense			(32,862)	(96,222)		(129,084)
Net income (loss)			$(146,294)	$572,620		$426,326

[1] Fintech includes SINA fin-tech and portal other businesses.

[2] Weibo has provided advertising service to portal advertising business since 2016 and started to provide channel service to Fintech since 2017. The related revenue, cost of revenue and expenses were eliminated at the consolidation level.

For the Year Ended December 31, 2019:

	Portal
	advertising	Fintech[1]	Subtotal	Weibo	Elimination[2]	Total
	(In thousands, except percentages)
Net revenues	$216,440	$206,780	$423,220	$1,766,914	$(27,179)	$2,162,955
- Advertising	216,440	—	216,440	1,530,211	(3,034)	1,743,617
- Non-advertising	—	206,780	206,780	236,703	(24,145)	419,338
Costs of revenues	90,071	98,676	188,747	328,826	(24,145)	493,428
Gross margin	58%	52%	55%	81%		77%
Operating expenses:
Sales and marketing			$165,684	$465,339	$(3,034)	$627,989
Product development			88,374	284,444	—	372,818
General and administrative			207,720	90,721	—	298,441
Total operating expenses			$461,778	$840,504	$(3,034)	$1,299,248
Income (loss) from operations			(227,305)	597,584	—	370,279
Interest and other income, net			4,157	59,896		64,053
Income (loss) from equity method investments, net			13,222	(13,198)		24
Realized gain (loss) on long-term investments			(3,022)	612		(2,410)
Fair value changes through earnings on investments, net			(42,143)	207,438		165,295
Investment related impairment			(92,114)	(249,935)		(342,049)
Income (loss) before income tax expense			(347,205)	602,397		255,192
Income tax expense			(36,901)	(109,564)		(146,465)
Net income (loss)			$(384,106)	$492,833		$108,727

The following is a summary of the Company’s geographic operations:

	PRC	International	Total
	(In thousands)
Year ended and as of December 31, 2017:
Net revenues	$1,571,035	$12,849	$1,583,884
Long-lived assets	$285,208	$279	$285,487
Year ended and as of December 31, 2018:
Net revenues	$2,096,179	$12,148	$2,108,327
Long-lived assets	$487,844	$337	$488,181
Year ended and as of December 31, 2019:
Net revenues	$2,154,529	$8,426	$2,162,955
Long-lived assets	$466,727	$659	$467,386

Revenues are attributed to the countries in which the invoices are issued.